UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado Municipal
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Item 1. Reports to Stockholders

Delaware Investments® Closed-End Municipal Bond Funds Semiannual report September 30, 2016

The figures in the semiannual report for Delaware Investments Closed-End Municipal Bond Funds represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end funds

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment, and funds management services. For more information, including press releases, please visit delawareinvestments.com/closed-end.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2016, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Neither Delaware Investments nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of Macquarie Group Limited and an affiliate of Delaware Investments. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by U.S. laws and regulations.

©2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Fund basics

Delaware Investments®

Colorado Municipal Income Fund, Inc.

As of September 30, 2016 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Colorado state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$77 million

Number of holdings

91

Fund start date

July 29, 1993

NYSE MKT symbol

VCF

CUSIP number

246101109

Delaware Investments

Minnesota Municipal Income Fund II, Inc.

As of September 30, 2016 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from both regular federal income tax and Minnesota state personal income tax, consistent with the preservation of capital.

Total Fund net assets

$175 million

Number of holdings

187

Fund start date

Feb. 26, 1993

NYSE MKT symbol

VMM

CUSIP number

24610V103

Delaware Investments

National Municipal Income Fund

As of September 30, 2016 (Unaudited)

Fund objective

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital.

Total Fund net assets

$69 million

Number of holdings

172

Fund start date

Feb. 26, 1993

NYSE MKT symbol

VFL

CUSIP number

24610T108

Security type / sector / state allocations

As of September 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Investments®

Colorado Municipal Income Fund, Inc.

Security type / sector	Percentage of net assets
Municipal Bonds*	137.26%
Corporate-Backed Revenue Bonds	4.80%
Education Revenue Bonds	23.83%
Electric Revenue Bonds	1.17%
Healthcare Revenue Bonds	43.49%
Lease Revenue Bonds	5.79%
Local General Obligation Bonds	10.10%
Pre-Refunded/Escrowed to Maturity Bonds	15.24%
Special Tax Revenue Bonds	24.67%
Transportation Revenue Bonds	7.80%
Water & Sewer Revenue Bonds	0.37%
Short-Term Investment	0.13%
Total Value of Securities	137.39%
Liquidation Value of Preferred Stock	(39.03)%
Receivables and Other Assets Net of Liabilities	1.64%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments Colorado Municipal Income Fund, Inc. held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	135.23%
Guam	1.44%
U.S. Virgin Islands	0.72%
Total Value of Securities	137.39%

Delaware Investments

Minnesota Municipal Income Fund II, Inc.

Security type / sector	Percentage of net assets
Municipal Bonds*	141.44%
Corporate-Backed Revenue Bonds	2.79%
Education Revenue Bonds	21.16%
Electric Revenue Bonds	10.56%
Healthcare Revenue Bonds	31.12%
Housing Revenue Bonds	2.76%
Lease Revenue Bonds	14.06%
Local General Obligation Bonds	10.78%
Pre-Refunded/Escrowed to Maturity Bonds	19.96%
Special Tax Revenue Bonds	5.52%
State General Obligation Bonds	15.07%
Transportation Revenue Bonds	5.62%
Water & Sewer Revenue Bonds	2.04%
Short-Term Investments	1.52%
Total Value of Securities	142.96%
Liquidation Value of Preferred Stock	(42.96)%
Liabilities Net of Receivables and Other Assets	0.00%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments Minnesota Municipal Income Fund II, Inc. held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.57%
Minnesota	142.39%
Total Value of Securities	142.96%

Delaware Investments®

National Municipal Income Fund

Security type / sector	Percentage of net assets
Municipal Bonds*	140.84%
Corporate-Backed Revenue Bonds	11.98%
Education Revenue Bonds	21.51%
Electric Revenue Bonds	2.28%
Healthcare Revenue Bonds	23.42%
Housing Revenue Bond	0.68%
Lease Revenue Bonds	10.34%
Local General Obligation Bonds	1.61%
Pre-Refunded/Escrowed to Maturity Bonds	17.66%
Special Tax Revenue Bonds	16.99%
State General Obligation Bonds	2.80%
Transportation Revenue Bonds	24.80%
Water & Sewer Revenue Bonds	6.77%
Short-Term Investments	0.94%
Total Value of Securities	141.78%
Liquidation Value of Preferred Stock	(43.41)%
Receivables and Other Assets Net of Liabilities	1.63%
Total Net Assets	100.00%

* As of the date of this report, Delaware Investments National Municipal Income Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alabama	2.40%
Alaska	0.52%
Arizona	10.63%
California	18.73%
Colorado	1.41%
District of Columbia	0.39%
Florida	5.34%
Georgia	4.24%
Guam	2.15%
Hawaii	0.49%
Idaho	1.54%
Illinois	5.65%
Indiana	0.98%
Kansas	0.35%
Louisiana	5.16%
Maine	0.49%
Maryland	3.21%
Massachusetts	2.19%
Michigan	1.70%
Minnesota	5.19%
Mississippi	0.94%
Missouri	3.96%
New Hampshire	0.49%
New Jersey	7.76%
New Mexico	0.79%
New York	19.17%
Ohio	2.24%
Oregon	3.72%
Pennsylvania	14.29%
Texas	11.63%
Virginia	0.87%
Washington	1.32%
West Virginia	0.68%
Wisconsin	0.75%
Wyoming	0.41%
Total Value of Securities	141.78%

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

September 30, 2016 (Unaudited)

	Principal Amount°	Value (U.S. $)

Municipal Bonds – 137.26%

Corporate-Backed Revenue Bonds – 4.80%
Public Authority for Colorado Energy Revenue 6.25% 11/15/28	865,000	$1,146,869
Public Authority of Colorado Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,750,000	2,539,967

		3,686,836

Education Revenue Bonds – 23.83%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	529,015
5.125% 11/1/49	765,000	804,298
144A 5.25% 7/1/46 #	500,000	531,030
(Academy Charter School Project) 5.50% 5/1/36 (SGI)	1,720,000	1,725,968
(Charter School - Atlas Preparatory School) 144A 5.25% 4/1/45 #	700,000	717,360
(Charter School - Community Leadership Academy) 7.45% 8/1/48	500,000	603,280
(Charter School - Peak to Peak Charter) 5.00% 8/15/34	1,000,000	1,147,630
(Improvement - Charter School - University Lab School Building) 144A 5.00% 12/15/45 #	500,000	530,650
(Johnson & Wales University) Series A 5.25% 4/1/37	900,000	1,049,454
(Liberty Charter School) Series A 5.00% 1/15/44	1,000,000	1,123,800
(Littleton Charter School Project) 4.375% 1/15/36 (AGC)	1,200,000	1,204,008
(Loveland Classical Schools) 144A 5.00% 7/1/36 #	625,000	651,919
(Skyview Charter School) 144A 5.50% 7/1/49 #	750,000	821,445
(Student Housing - Campus Village Apartments) 5.00% 6/1/23	1,065,000	1,128,208

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	500,000	$507,670
Colorado School of Mines Series B 5.00% 12/1/42	2,500,000	2,886,100
Colorado State Board of Governors
(University Enterprise System) Series A 5.00% 3/1/39	10,000	10,901
University of Colorado
Series A 5.00% 6/1/33	1,000,000	1,198,150
Series B-1 4.00% 6/1/38	1,030,000	1,146,040

		18,316,926

Electric Revenue Bonds – 1.17%
Colorado Springs Utilities System Improvement Revenue
Series A 5.00% 11/15/45	750,000	896,707

		896,707

Healthcare Revenue Bonds – 43.49%
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	4,000,000	4,392,640
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	806,287
Series A 5.00% 2/1/41	2,400,000	2,642,448
Series A 5.25% 2/1/33	1,625,000	1,820,634
Series A 5.25% 1/1/45	1,000,000	1,136,830
Series D 6.125% 10/1/28	750,000	818,730
(Christian Living Community Project)
6.375% 1/1/41	615,000	692,527
Series A 5.75% 1/1/37	885,000	895,921
(Covenant Retirement Communities Inc.)
5.00% 12/1/35	1,000,000	1,145,480
Series A 5.75% 12/1/36	1,000,000	1,178,640

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society)
5.00% 6/1/28	1,250,000	$1,452,637
5.50% 6/1/33	2,000,000	2,367,080
5.625% 6/1/43	1,000,000	1,186,450
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	500,000	601,510
(Mental Health Center of Denver Project) Series A 5.75% 2/1/44	1,500,000	1,754,145
(National Jewish Health Project) 5.00% 1/1/27	500,000	536,795
(NCMC Project) 4.00% 5/15/32	1,000,000	1,114,450
(Sisters of Charity of Leavenworth Health System) Series A 5.00% 1/1/40	4,750,000	5,243,857
(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	505,000	559,000
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,250,000	1,505,900
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	750,000	835,770
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	650,000	740,162

		33,427,893

Lease Revenue Bonds – 5.79%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	630,000	701,184
Colorado Building Excellent Schools Today Certificates of Participation
Series G 5.00% 3/15/32	2,000,000	2,301,900

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Pueblo County Certificates of Participation
(County Judicial Complex Project) 5.00% 9/15/42 (AGM)	1,250,000	$1,445,950

		4,449,034

Local General Obligation Bonds – 10.10%
Adams & Weld Counties School District No 27J Brighton 4.00% 12/1/30	700,000	797,237
Adams 12 Five Star Schools 5.00% 12/15/25	250,000	322,815
Arapahoe County School District No. 1 Englewood 4.00% 12/1/31	500,000	565,480
Beacon Point Metropolitan District 5.00% 12/1/30 (AGM)	600,000	718,998
Denver City & County (Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	720,363
Denver International Business Center Metropolitan District No. 1 5.00% 12/1/30	650,000	689,279
Eaton Area Park & Recreation District
5.25% 12/1/34	190,000	202,021
5.50% 12/1/38	245,000	264,367
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork 4.00% 12/15/31	700,000	801,353
Jefferson County School District No. R-1 5.25% 12/15/24	750,000	966,758
Pueblo County School District No. 70 5.00% 12/1/31	250,000	293,955
Rangely Hospital District 6.00% 11/1/26	750,000	895,110
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	500,000	528,420

		7,766,156

(continues)	7

Schedules of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds – 15.24%
Adams & Arapahoe Counties Joint School District No. 28J (Aurora) 6.00% 12/1/28-18§	600,000	$666,228
Arapahoe County School District No. 1 Englewood 5.00% 12/1/31-21§	2,500,000	2,996,250
Aurora Water Revenue First Lien Series A 5.00% 8/1/36-17 (AMBAC)§	2,000,000	2,070,580
Colorado Health Facilities Authority Revenue
(Total Long-Term Care)
Series A 6.00% 11/15/30-20§	400,000	478,156
Colorado State Board of Governors
Series A 5.00% 3/1/39-19§	175,000	191,979
University of Colorado
5.00% 6/1/31-21§	3,085,000	3,648,105
Series A 5.375% 6/1/38-19§	750,000	837,892
Western State College 5.00% 5/15/34-19§	750,000	829,642

		11,718,832

Special Tax Revenue Bonds – 24.67%
Central Platte Valley Metropolitan District 5.00% 12/1/43	375,000	402,469
Commerce City 5.00% 8/1/44 (AGM)	1,000,000	1,176,870
Denver Convention Center Hotel Authority Revenue 5.00% 12/1/35 (SGI)	2,875,000	2,881,210
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	1,405,000	1,538,700
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	477,708
Series A 5.25% 1/1/36	565,000	626,907
Regional Transportation District Revenue
Series A 5.375% 6/1/31	460,000	521,971

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Regional Transportation District Revenue
(Denver Transit Partners) 6.00% 1/15/41	2,175,000	$2,503,121
(FasTracks Project)
Series A 4.50% 11/1/36 (AGM)	1,500,000	1,554,255
Series A 5.00% 11/1/38	4,085,000	4,668,420
Sterling Ranch Community Authority Board
Series A 5.75% 12/1/45	525,000	538,975
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	295,000	320,057
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 4.00% 12/1/37	350,000	373,089
Series B 5.00% 12/1/35	265,000	311,529
Series B 5.00% 12/1/36	440,000	515,491
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	500,000	555,795

		18,966,567

Transportation Revenue Bonds – 7.80%
Colorado High Performance Transportation Enterprise Revenue
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	1,110,000	1,230,491
Denver City & County Airport System Revenue
Series A 5.25% 11/15/36	750,000	848,040
Series B 5.00% 11/15/28	1,000,000	1,194,790
Series B 5.00% 11/15/37	2,000,000	2,374,660
E-470 Public Highway Authority
Series C 5.25% 9/1/25	310,000	349,125

		5,997,106

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 0.37%
Castle Rock, Colorado Water & Sewer Enterprise Revenue 4.00% 12/1/34	250,000	$284,688

		284,688

Total Municipal Bonds (cost $95,679,524)		105,510,745

Short-Term Investment – 0.13%

Variable Rate Demand Note – 0.13%¤
Colorado Educational & Cultural Facilities Authority Series D-3 (National Jewish Federation) 0.72% 12/1/37 (LOC-JPMorgan Chase Bank N. A.)	100,000	100,000

Total Short-Term Investment (cost $100,000)		100,000

Total Value of Securities – 137.39% (cost $95,779,524)		$105,610,745

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $4,848,089, which represents 6.31% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Sept. 30, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

See accompanying notes, which are an integral part of the financial statements.

9

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

September 30, 2016 (Unaudited)

	Principal Amount°	Value (U.S. $)

Municipal Bonds – 141.44%

Corporate-Backed Revenue Bonds – 2.79%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	$3,325,997
St. Paul Port Authority Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	1,715,000	1,543,826

		4,869,823

Education Revenue Bonds – 21.16%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 4.00% 8/1/36	265,000	267,785
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	990,000	1,057,231
Series A 5.00% 3/1/39	170,000	179,802
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	301,096
Series A 5.00% 7/1/45	445,000	483,243
Deephaven Charter School
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	654,552
Series A 5.25% 7/1/40	500,000	553,525
Forest Lake Minnesota Charter School Revenue
(Lake International Language Academy) 5.75% 8/1/44	705,000	784,193
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	267,676
Series A 5.00% 7/1/44	775,000	806,248
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	750,000	785,325
Series A 5.00% 7/1/47	900,000	924,471

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	205,000	$216,154
5.50% 8/1/49	990,000	1,050,974
Minnesota Charter School Lease Revenue
(Beacon Academy Project)
Series A 5.00% 7/1/46	305,000	302,292
Minnesota Higher Education Facilities Authority Revenue
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,046,450
Series D 5.00% 3/1/30	1,120,000	1,220,957
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	327,828
Series 7-M 5.125% 3/1/36	275,000	299,596
(St. Catherine University) Series 7-Q 5.00% 10/1/32	700,000	800,338
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	285,692
Series 8-I 5.00% 10/1/34	35,000	42,046
(St. Olaf College) Series 8-N 4.00% 10/1/35	590,000	662,340
(St. Scholastic College) Series H 5.25% 12/1/35	1,000,000	1,075,030
(University of St. Thomas)
Series 7-A 5.00% 10/1/39	1,000,000	1,105,110
Series 7-U 5.00% 4/1/22	750,000	895,927
Otsego Charter School
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	335,000	360,125
Series A 5.00% 9/1/44	700,000	745,626
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	1,250,000	1,350,887
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	375,000	382,136

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	880,000	$923,358
(Nova Classical Academy)
Series A 6.375% 9/1/31	750,000	856,650
(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	667,113
University of Minnesota
Series A 5.25% 12/1/28	500,000	585,310
Series A 5.25% 4/1/29	1,000,000	1,101,000
Series C 5.00% 12/1/19	1,290,000	1,431,113
Series D 5.00% 12/1/27	1,110,000	1,308,524
Series D 5.00% 12/1/28	1,880,000	2,212,140
Series D 5.00% 12/1/29	2,265,000	2,660,220
Series D 5.00% 12/1/31	1,000,000	1,177,990
Series D 5.00% 12/1/36	3,000,000	3,511,110
State Supported Stadium Debt Series A 5.00% 8/1/26	1,000,000	1,269,980

		36,939,163

Electric Revenue Bonds – 10.56%
Central Minnesota Municipal Power Agency Revenue
(Brookings Southeast Twin Cities Transportation) 5.00% 1/1/32	1,130,000	1,306,133
(Brookings Twin Cities Transmission Project) 5.00% 1/1/42	1,000,000	1,139,750
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	551,591
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/25	500,000	621,915
5.00% 10/1/26	500,000	616,345
5.00% 10/1/27	320,000	392,659
5.00% 10/1/47	545,000	653,444
Northern Municipal Power Agency
Series A 5.00% 1/1/26	100,000	119,363
Series A 5.00% 1/1/30	340,000	397,049

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Electric Revenue Bonds (continued)
Rochester Electric Utility Revenue
Series B 5.00% 12/1/30	1,300,000	$1,586,416
Series B 5.00% 12/1/43	1,000,000	1,197,210
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/25	3,000,000	3,636,360
Series A 5.00% 1/1/26	1,000,000	1,209,460
Series A 5.00% 1/1/33	1,000,000	1,194,120
Series A 5.00% 1/1/40	750,000	883,440
Series A 5.00% 1/1/46	2,500,000	2,933,875

		18,439,130

Healthcare Revenue Bonds – 31.12%
Anoka Health Care Facilities Revenue
5.375% 11/1/34	610,000	665,016
(Homestead Anoka Project)
Series A 7.00% 11/1/46	1,200,000	1,326,456
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/27	500,000	612,230
5.00% 11/1/29	300,000	362,976
(Hazelden Foundation Project)
4.75% 11/1/31	850,000	902,675
5.00% 11/1/41	1,600,000	1,715,840
Cloquet Housing Facilities Revenue
(HADC Cloquet Project)
Series A 5.00% 8/1/48	500,000	510,380
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	382,451
Series A 144A 5.00% 8/1/51 #	755,000	774,139
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	294,748
Series A 5.00% 4/1/40	270,000	283,905

(continues)	11

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,400,000	$1,586,396
6.00% 6/15/39	1,000,000	1,140,490
Fergus Falls Health Care Facilities Revenue
(Lake Region Healthcare) 5.00% 8/1/30	1,000,000	1,013,660
Hayward
(American Baptist Homes Midwest) 5.75% 2/1/44	500,000	530,680
Hayward Health Care Facilities Revenue
(St. John’s Lutheran Home of Albert Lea) 5.375% 10/1/44	680,000	716,577
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/30	865,000	1,038,830
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	1,100,000	1,122,924
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	602,995
Series A 5.00% 11/15/34	500,000	598,930
(Unrefunded – Fairview Health Services) Series B 6.50% 11/15/38 (AGC)	1,940,000	2,146,455
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	220,000	229,898
5.25% 11/1/45	850,000	891,879
5.375% 11/1/50	200,000	206,818
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Health Care Facilities) Series A1 5.00% 8/15/34 (AGM)	500,000	559,815

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	1,220,000	$1,359,995
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,425,985
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,860,000	5,237,573
Series C 4.50% 11/15/38 ●	975,000	1,131,819
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
5.25% 9/1/30	1,000,000	1,082,800
Series A 5.30% 9/1/37	600,000	650,946
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	226,113
5.00% 9/1/34	165,000	194,403
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	1,295,000	1,428,851
Series A 5.00% 5/1/46	2,425,000	2,898,918
Series B 5.00% 5/1/24	1,400,000	1,746,892
(Unrefunded – Centracare Health System Project) 5.125% 5/1/30	95,000	107,032
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-1 5.25% 11/15/29	1,395,000	1,570,617
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,000,000	2,427,620
5.00% 7/1/32	1,100,000	1,322,134

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	395,000	$475,161
Series A 5.00% 11/15/30	290,000	348,423
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	770,000	787,610
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,200,000	1,281,780
Series A 4.75% 11/1/31	740,000	768,623
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	420,000	455,574
Series A 5.75% 11/1/39	945,000	1,020,997
Series A 6.00% 5/1/47	1,475,000	1,600,729
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	509,091
4.75% 7/1/27	785,000	859,614
5.00% 7/1/23	1,010,000	1,034,220
5.00% 7/1/34	750,000	821,340
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,340,350

		54,332,373

Housing Revenue Bonds – 2.76%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	410,000	410,307
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) 5.00% 8/1/33	1,390,000	1,640,186

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds (continued)
Minnesota State Housing Finance Agency Homeownership
(Mortgage-Backed Securities Program) 4.40% 7/1/32 (GNMA) (FNMA)	1,080,000	$1,167,696
(Residential Housing) Series L 5.10% 7/1/38 (AMT)	1,015,000	1,019,293
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	560,000	578,099

		4,815,581

Lease Revenue Bonds – 14.06%
Minnesota State General Fund Revenue Appropriations
Series A 5.00% 6/1/32	780,000	935,641
Series A 5.00% 6/1/38	5,500,000	6,536,640
Series A 5.00% 6/1/43	1,750,000	2,072,630
Series B 4.00% 3/1/26	3,000,000	3,366,840
Series B 5.00% 3/1/29	3,525,000	4,178,288
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	1,040,000	1,176,250
5.00% 8/1/36	4,000,000	4,641,880
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	680,000	681,768
5.375% 10/1/30	965,000	967,306

		24,557,243

Local General Obligation Bonds – 10.78%
Burnsville-Eagan-Savage Independent School District No 191
(Alternative Facilities) Series A 4.00% 2/1/28	1,185,000	1,369,884
Duluth Independent School District No 709
Series A 4.00% 2/1/27	600,000	694,794

(continues)	13

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Duluth, Minnesota
(Improvement DECC) Series A 5.00% 2/1/34	545,000	$669,527
Hennepin County
Series A 5.00% 12/1/36	1,000,000	1,255,940
Series A 5.00% 12/1/41	1,060,000	1,318,163
Hopkins Independent School District No. 270
Series A 5.00% 2/1/28	1,000,000	1,155,060
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/28	515,000	639,697
Mountain Iron-Buhl Independent School District No. 712
(School Building) Series A 4.00% 2/1/26	1,315,000	1,579,236
Rocori Independent School District No. 750
(School Building)
Series B 5.00% 2/1/22	1,010,000	1,100,547
Series B 5.00% 2/1/24	1,075,000	1,170,331
Series B 5.00% 2/1/25	1,115,000	1,212,797
Series B 5.00% 2/1/26	1,155,000	1,256,305
St. Paul Independent School District No. 625
(School Building)
Series B 5.00% 2/1/22	1,300,000	1,559,909
Series B 5.00% 2/1/26	1,000,000	1,212,010
Willmar
(Rice Memorial Hospital Project) Series A 4.00% 2/1/32	2,440,000	2,621,682

		18,815,882

Pre-Refunded/Escrowed to Maturity Bonds – 19.96%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
(City of Bloomington) Series B 8.375% 9/1/21 (GNMA) (AMT)	7,055,000	9,323,535
Deephaven Charter School
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	622,525

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minneapolis Health Care System Revenue
(Centracare Health System Project) Series A 5.125% 5/1/30-20 §	5,080,000	$5,824,372
(Fairview Health Services)
Series A 6.625% 11/15/28-18 §	1,150,000	1,287,931
Series B 6.50% 11/15/38-18 (AGC) §	355,000	396,645
Minneapolis Revenue
(National Marrow Donor Program Project) Series NMDP 4.875% 8/1/25-18 §	1,000,000	1,072,470
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 6-X 5.00% 4/1/29-17 §	250,000	255,315
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18 §	705,000	710,182
Southern Minnesota Municipal Power Agency Supply Revenue
Series A 5.25% 1/1/30-19 §	1,030,000	1,129,807
St. Cloud Health Care Revenue
(Centracare Health System Project) 5.50% 5/1/39-19 (AGC) §	1,500,000	1,676,190
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19 §	3,565,000	4,035,580
Series C 5.50% 7/1/23-18 §	1,000,000	1,080,990
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36-16 §	250,000	251,393
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,648,040

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota Hospital & Clinics 6.75% 12/1/16	970,000	$979,894
Washington County Housing & Redevelopment Authority Revenue
(Birchwood & Woodbury Projects) Series A 5.625% 6/1/37-17 §	1,500,000	1,547,745

		34,842,614

Special Tax Revenue Bonds – 5.52%
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	166,435
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B 4.75% 12/15/27	1,905,000	1,989,449
Minneapolis Community Planning & Economic Development Department
(Limited Tax Supported Common Bond Fund)
6.25% 12/1/30	1,000,000	1,182,550
Series 1 5.50% 12/1/24 (AMT)	920,000	927,130
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/29	165,000	184,025
Minnesota Public Safety Radio 5.00% 6/1/23	2,845,000	3,154,479
St. Paul Port Authority
(Brownfields Redevelopment Tax)
Series 2 5.00% 3/1/37	895,000	910,063
St. Paul Sales Tax Revenue Series G 5.00% 11/1/30	935,000	1,131,799

		9,645,930

State General Obligation Bonds – 15.07%
Minnesota State
Series A 5.00% 8/1/24	4,500,000	5,731,740
Series A 5.00% 8/1/29	700,000	888,825
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,540,600
Series B 5.00% 10/1/29	3,315,000	3,920,916
(State Various Purpose)
Series D 5.00% 8/1/24	2,700,000	3,100,005

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds (continued)
Minnesota State
(Various Purposes) Series F 5.00% 10/1/22	5,000,000	$6,128,900

		26,310,986

Transportation Revenue Bonds – 5.62%
Minneapolis – St. Paul
Metropolitan Airports Commission Revenue
5.00% 1/1/21	2,600,000	3,020,134
5.00% 1/1/22	670,000	776,148
Subordinate
Series A 5.00% 1/1/31	410,000	516,030
Series A 5.00% 1/1/32	1,255,000	1,574,310
Series B 5.00% 1/1/26	540,000	634,516
Series B 5.00% 1/1/26 (AMT)	500,000	605,295
Series B 5.00% 1/1/27	1,190,000	1,397,631
Series B 5.00% 1/1/30	500,000	583,660
Series B 5.00% 1/1/31	250,000	291,010
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	380,000	417,221

		9,815,955

Water & Sewer Revenue Bonds – 2.04%
Guam Government Waterworks Authority 5.00% 1/1/46	725,000	836,839
Metropolitan Council Waste Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,308,174
St. Paul Sewer Revenue
Series D 5.00% 12/1/21	1,325,000	1,413,007

		3,558,020

Total Municipal Bonds (cost $229,972,088)		246,942,700

(continues)	15

Schedules of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

	Principal Amount°	Value (U.S. $)

Short-Term Investments – 1.52%

Variable Rate Demand Notes – 1.52%¤
Minneapolis-St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series B-2 0.72% 11/15/35 (LOC- JPMorgan Chase Bank N.A.)	950,000	$ 950,000
(Children’s Health Care Facilities) Series A 0.81% 8/15/34 (AGM)	1,700,000	1,700,000

		2,650,000

Total Short-Term Investments (cost $2,650,000)		2,650,000

Total Value of Securities – 142.96% (cost $232,622,088)		$249,592,700

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $4,051,303, which represents 2.32% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Sept. 30, 2016.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of Sept. 30, 2016. Interest rates reset periodically.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal   Corporation

AMT – Subject to Alternative Minimum Tax

FNMA – Federal National Mortgage Association   Collateral

GNMA – Government National Mortgage Association   Collateral

LOC – Letter of Credit

N.A. – National Association

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® National Municipal Income Fund

September 30, 2016 (Unaudited)

	Principal Amount°	Value (U.S. $)

Municipal Bonds – 140.84%

Corporate-Backed Revenue Bonds – 11.98%
Buckeye, Ohio Tobacco Settlement Financing Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	500,000	$493,095
Series A-2 6.50% 6/1/47	430,000	437,564
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	830,000	842,682
Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue
(Deer Park Refining Project) 5.00% 2/1/23	150,000	165,901
Illinois Railsplitter Tobacco Settlement Authority 6.25% 6/1/24	500,000	502,265
Louisiana Local Government Environmental Facilities & Community Development Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	759,487
Series A-1 6.50% 11/1/35	255,000	304,562
Louisiana Public Facilities Authority
(LA Pellets Inc. Project)
144A
7.75% 7/1/39 (AMT)#@‡	240,000	138,389
Lower Alabama Gas District Series A 5.00% 9/1/46	820,000	1,085,631
M-S-R Energy Authority, California Gas
Series C 7.00% 11/1/34	1,000,000	1,511,540
Shoals, Indiana
(National Gypsum Project) 7.25% 11/1/43 (AMT)	310,000	373,742
Suffolk County, New York Tobacco Asset Securitization
Series B 5.00% 6/1/32	750,000	837,998
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	460,000	525,012

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Corporate-Backed Revenue Bonds (continued)
Valparaiso, Indiana
(Pratt Paper Project) 7.00% 1/1/44 (AMT)	240,000	$303,482

		8,281,350

Education Revenue Bonds – 21.51%
Bowling Green, Ohio Student Housing Revenue
(CFP I State University Project) 6.00% 6/1/45	260,000	284,651
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project) 5.00% 7/1/35	1,000,000	1,110,400
Health & Educational Facilities Authority of the State of Missouri
(St. Louis College of Pharmacy Project) 5.25% 5/1/33	500,000	565,175
(Washington University) Series B 5.00% 11/15/30	600,000	707,592
Louisiana Public Facilities Authority Revenue
(Provident Group-Flagship Properties) Series A 5.00% 7/1/56	500,000	567,020
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39	430,000	450,193
Maryland Health & Higher Educational Facilities Authority
(Loyola University) Series A 5.00% 10/1/39	650,000	751,426
Massachusetts State Health & Educational Facilities Authority Revenue
(Harvard University) Series A 5.00% 12/15/29	600,000	678,246
Monroe County, New York Industrial Development Revenue
(Nazareth College Rochester Project) 5.50% 10/1/41	495,000	562,681

(continues)	17

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue
(Arcadia University) 5.25% 4/1/30	550,000	$591,283
New Hope Cultural Education Facilities, Texas
(Chief-Collegiate Housing-Tarleton St.) 5.00% 4/1/34	1,000,000	1,149,590
New Jersey Economic Development Authority Revenue
(MSU Student Housing Project) 5.875% 6/1/42	450,000	503,505
New York City, New York Trust For Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	573,160
New York State Dormitory Authority
(Columbia University) 5.00% 10/1/41	600,000	699,078
Oregon State Facilities Authority Revenue
(Concordia University Project) Series A 144A 6.125% 9/1/30 #	100,000	108,061
Pennsylvania State Higher Educational Facilities Authority Revenue
(University Properties - East Stroudsburg University) 5.25% 7/1/19	510,000	546,241
Philadelphia Authority for Industrial Development
(1st Philadelphia Preparatory College) 7.25% 6/15/43	370,000	444,977
Phoenix, Arizona Industrial Development Authority Revenue
(Rowan University Project) 5.00% 6/1/42	1,000,000	1,124,600

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter School Project) 6.00% 7/1/48	500,000	$517,140
Private Colleges & Universities Authority Revenue, Georgia
(Mercer University) Series A 5.00% 10/1/32	135,000	152,609
Swarthmore Borough Authority, Pennsylvania
(Swarthmore College Project) 5.00% 9/15/32	490,000	601,460
Troy, New York Capital Resource Revenue
(Rensselaer Polytechnic) Series A 5.125% 9/1/40	600,000	680,436
University of California
Series AI 5.00% 5/15/32	1,000,000	1,210,800
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	250,000	284,728

		14,865,052

Electric Revenue Bonds – 2.28%
Imperial Irrigation District Electric System Revenue, California
Series C 5.00% 11/1/28	60,000	76,763
JEA Electric System Revenue, Florida
Series A 5.00% 10/1/33	1,000,000	1,200,910
Long Island Power Authority, New York
Series A 5.00% 9/1/44	250,000	293,667

		1,571,340

Healthcare Revenue Bonds – 23.42%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama
(Methodist Home for the Aging) 6.00% 6/1/50	500,000	570,460

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) Series D 5.00% 7/1/28	500,000	$543,755
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health) Series A 4.00% 10/1/47	355,000	385,161
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	760,000	873,992
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	375,000	399,435
Colorado Health Facilities Authority Revenue
(Healthcare Facilities - American Baptist) 8.00% 8/1/43	330,000	396,997
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	300,000	335,865
Housing & Redevelopment Authority of The City of St. Paul Minnesota
(Healthpartners Obligation Group) 5.00% 7/1/29	1,000,000	1,213,810
Lycoming County, Pennsylvania Authority Health System Revenue
(Susquehanna Health System Project) Series A 5.50% 7/1/28	500,000	558,690
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	300,000	341,202
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	500,000	558,860

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Michigan Finance Authority Revenue
(Beaumont Health Credit Group) 5.00% 11/1/44	1,000,000	$1,176,710
Monroe County, Pennsylvania Hospital Authority Revenue
(Pocono Medical Center) Series A 5.00% 1/1/41	500,000	551,180
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	750,000	857,437
New Hampshire Health and Education Facilities Authority Revenue
(Dartmouth - Hitchcock Medical Center) 6.00% 8/1/38	300,000	340,797
New Hope Cultural Education Facilities
(Cardinal Bay Inc.)
Series A1 4.00% 7/1/36	55,000	58,540
Series A1 5.00% 7/1/46	135,000	155,274
Series A1 5.00% 7/1/51	135,000	154,514
Series B 4.25% 7/1/36	80,000	85,088
Series B 4.75% 7/1/51	160,000	174,360
Series B 5.00% 7/1/46	135,000	154,059
New Jersey Health Care Facilities Financing Authority Revenue
(St. Peters University Hospital) 6.25% 7/1/35	300,000	329,475
New Mexico Hospital Equipment Loan Council Revenue
(Presbyterian Healthcare) 5.00% 8/1/39	500,000	545,775
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37	500,000	542,210
Ohio State
(Cleveland Clinic Health) Series A 5.50% 1/1/39	300,000	329,709
Orange County, Florida Health Facilities Authority Revenue
(Mayflower Retirement Center)

(continues)	19

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Orange County, Florida Health Facilities Authority Revenue
5.00% 6/1/32	400,000	$437,612
5.00% 6/1/36	250,000	272,250
5.125% 6/1/42	750,000	821,153
Oregon State Facilities Authority Revenue
(Peacehealth Project) Series A 5.00% 11/15/29	500,000	605,635
Palm Beach County Health Facilities Authority, Florida
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	20,000	24,426
7.50% 6/1/49	105,000	129,586
Tarrant County Cultural Education Facilities Finance
(Baylor Scott & White Health) Series A 5.00% 11/15/45	330,000	393,944
West Virginia Hospital Finance Authority Revenue
(Highland Hospital Obligation Group) 9.125% 10/1/41 @	500,000	466,910
Westminster, Maryland
(Lutheran Village Millers Grant Inc.) 6.00% 7/1/34	500,000	568,560
Yavapai County, Arizona Industrial Development Authority Revenue
(Yavapai Regional Medical Center) Series A 5.00% 8/1/28	720,000	828,454

		16,181,885

Housing Revenue Bond – 0.68%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Project) Series A 6.40% 8/15/45	415,000	472,021

		472,021

Lease Revenue Bonds – 10.34%
California State Public Works Board Lease Revenue
(Various Capital Projects) Series A 5.00% 4/1/37	1,000,000	1,164,660

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
Idaho State Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	135,000	$160,221
(State Police) Series I 5.00% 9/1/23	760,000	906,680
Minnesota State General Revenue Appropriations
Series B 5.00% 3/1/29	2,000,000	2,370,660
Mta Hudson Rail Yards Trust Obligations, New York
Series A 5.00% 11/15/56	735,000	848,381
New Jersey Economic Development Authority
Series WW 5.25% 6/15/30	1,000,000	1,151,400
(School Facilities Construction) 5.00% 9/1/18	25,000	26,644
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 5.75% 10/1/31	500,000	518,455

		7,147,101

Local General Obligation Bonds – 1.61%
Chicago, Illinois
Series A 5.50% 1/1/34	225,000	244,391
Series C 5.00% 1/1/38	500,000	526,065
New York, New York
Series A-1 5.25% 8/15/21	250,000	270,697
Series I-1 5.375% 4/1/36	65,000	72,273

		1,113,426

Pre-Refunded/Escrowed to Maturity Bonds – 17.66%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	950,000	1,103,131
Bay Area, California Toll Authority Toll Bridge Revenue
(San Francisco Bay Area) Series F1 5.00% 4/1/34-18§	1,000,000	1,062,930
Brevard County, Florida Health Facilities Authority Revenue
(Health First Project) 7.00% 4/1/39-19§	350,000	402,909

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	940,000	$1,099,509
6.50% 7/15/30-20§	300,000	353,328
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project)
7.125% 7/1/29-19§	450,000	525,249
California State Economic Recovery
Series A 5.25% 7/1/21-19§	165,000	184,638
(Unrefunded) Series A 5.25% 7/1/21-19§	95,000	106,307
California Statewide Communities Development Authority Revenue
(Statewide Inland Regional Center Project) 5.375% 12/1/37-17§	500,000	527,140
California Statewide Communities Development Authority School Facility Revenue
(Aspire Public Schools) 6.125% 7/1/46-19§	625,000	697,281
California Statewide Communities Development Authority Student Housing Revenue
(Irvine, LLC - UCI East Campus) 6.00% 5/15/23-18§	470,000	509,677
Central Texas Regional Mobility Authority Revenue Senior Lien 6.00% 1/1/41-21§	520,000	626,652
Gila County, Arizona Unified School District No. 10
(Payson School Improvement Project of 2006) Series A 5.25% 7/1/27-17 (AMBAC)	500,000	516,870
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	950,000	1,113,799

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project) 7.75% 10/1/41-19§	300,000	$358,521
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	105,000	130,943
Maryland State Economic Development Student Housing Revenue
(University of Maryland College Park Projects) 5.75% 6/1/33-18§	370,000	400,018
Metropolitan Transit Authority of Harris County, Texas
Series A 5.00% 11/1/24-21§	500,000	596,875
New Jersey Economic Development Authority
(School Facilities Construction) 5.00% 9/1/18	75,000	80,885
New York, New York
Series I-1 5.375% 4/1/36-19§	185,000	205,394
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	400,000	470,296
University Medical Center, Tucson, Arizona Hospital Revenue 6.50% 7/1/39-19§	500,000	574,550
University of Arizona
Series A 5.00% 6/1/39-19	500,000	553,945

		12,200,847

Special Tax Revenue Bonds – 16.99%
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	200,000	211,074

(continues)	21

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Central Puget Sound, Washington Regional Transit Authority
(Green Bond - Improvement) Series S-1 5.00% 11/1/35	750,000	$914,483
Guam Government Business Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	894,544
Series B-1 5.00% 1/1/42	540,000	589,356
Massachusetts Bay Transportation Authority Senior
Series A 5.25% 7/1/29	200,000	270,828
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	520,000	598,390
New Jersey Economic Development Authority Revenue
5.00% 6/15/28	200,000	220,112
5.00% 6/15/29	800,000	877,056
(School Facilities Construction) Series AA 5.50% 12/15/29	900,000	985,113
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Future Tax Secured - Subordinated Fiscal) Series E-1 5.00% 2/1/41	745,000	891,772
New York State Dormitory Authority
Series A 5.00% 3/15/33	1,000,000	1,194,950
(State Personal Income Tax Revenue-Education)
Series A 5.00% 3/15/38	570,000	625,313
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	230,000	255,381
Oregon State Department of Transportation
Series A 5.00% 11/15/26	1,000,000	1,255,630

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Peoria, Arizona Municipal Development Authority Sales Tax & Excise Shared Revenue
(Senior Lien & Subordinate Lien) 5.00% 1/1/18	1,085,000	$1,138,740
Regional Transportation District, Colorado Tax Revenue
(Denver Transit Partners) 6.00% 1/15/41	500,000	575,430
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project A) Series A 5.75% 9/1/32	235,000	243,495

		11,741,667

State General Obligation Bonds – 2.80%
California State
5.25% 11/1/40	320,000	368,458
(Various Purposes)
5.00% 10/1/41	440,000	516,974
6.00% 4/1/38	105,000	118,258
New York State
Series A 5.00% 2/15/39	300,000	328,695
Oregon State
Series K 5.00% 5/1/22	500,000	604,065

		1,936,450

Transportation Revenue Bonds – 24.80%
Alameda Corridor Transportation Authority
(2nd Sub Lien) Series B 5.00% 10/1/37	430,000	515,772
Atlanta, Georgia Department of Aviation
Series B 5.00% 1/1/29	1,000,000	1,225,020
Chicago, Illinois O’Hare International Airport Revenue
(General-Senior Lien) Series D 5.25% 1/1/34	1,000,000	1,183,000
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35	255,000	284,159

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Metropolitan Transportation Authority, New York
Series A 5.00% 11/15/41	500,000	$583,725
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(First Senior Lien) Series A 5.25% 10/1/44	245,000	271,002
New Jersey State Turnpike Authority Revenue
Series A 5.00% 1/1/27	1,000,000	1,189,760
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/45 (AMT)	1,000,000	1,143,630
New York Liberty Development Revenue
(1 World Trade Center Port Authority Construction)
5.00% 12/15/41	500,000	582,710
New York Transportation Development
(La Guardia Airport)
Series A 5.25% 1/1/50 (AMT)	700,000	808,976
North Texas Tollway Authority Special Projects System
Series A 5.00% 9/1/20	250,000	287,470
Pennsylvania Turnpike Commission
Series A-1 5.00% 12/1/43	500,000	573,910
Pennsylvania Turnpike Commission Subordinate
(Special Motor License Foundation)
5.00% 12/1/22	500,000	574,050
Series B 5.00% 12/1/41	500,000	565,690
Port Authority of Allegheny County, Pennsylvania 5.75% 3/1/29	900,000	1,066,437
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
6.00% 12/1/42	230,000	268,932
6.50% 12/1/28	500,000	514,970
St. Louis, Missouri Airport Revenue
(Lambert St. Louis International)

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
St. Louis, Missouri Airport Revenue
5.00% 7/1/32 (AMT)	1,000,000	$1,096,050
Series A-1 6.625% 7/1/34	325,000	368,001
Texas Private Activity Bond Surface Transportation
(Senior Lien – Blueridge Transportation)
5.00% 12/31/40 (AMT)	110,000	128,182
5.00% 12/31/45 (AMT)	110,000	127,699
5.00% 12/31/50 (AMT)	160,000	184,347
5.00% 12/31/55 (AMT)	160,000	182,098
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	340,940
7.50% 6/30/33	665,000	808,587
(Mobility Partners)
7.50% 12/31/31	500,000	597,795
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	279,826
6.875% 12/31/39	1,000,000	1,176,120
7.00% 12/31/38 (AMT)	165,000	208,017

		17,136,875

Water & Sewer Revenue Bonds – 6.77%
City of Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/29	280,000	335,062
Massachusetts Water Resources Authority
(Green Bond) Series B 4.00% 8/1/36	500,000	561,320
New York City Water & Sewer System, New York
(2nd Generation Fiscal 2013) Series CC 5.00% 6/15/47	345,000	407,524
Philadelphia, Pennsylvania Water & Wastewater Revenue
Series A 5.00% 7/1/45	500,000	585,660
Phoenix, Arizona Civic Improvement Wastewater Systems Revenue
(Junior Lien) Series A 5.00% 7/1/39	900,000	990,648

(continues)	23

Schedules of investments

Delaware Investments® National Municipal Income Fund

	Principal Amount°	Value (U.S. $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds (continued)
San Francisco, California City & County Public Utilities Commission Water Revenue
Series F 5.00% 11/1/27	500,000	$579,400
Southern California Water Replenishment District 5.00% 8/1/41	1,000,000	1,219,220

		4,678,834

Total Municipal Bonds (cost $87,716,327)		97,326,848

Short-Term Investments – 0.94%

Variable Rate Demand Notes – 0.94%
County of Jackson, Mississippi (Chevron USA Inc. Project) 0.75% 6/1/23	100,000	100,000
Mississippi State Business Finance Commission Gulf Opportunity Zone (Chevron USA Inc. Project) Series C 0.75% 12/1/30	550,000	550,000

Total Short-Term Investments (cost $650,000)		650,000

Total Value of Securities – 141.78% (cost $88,366,327)	$97,976,848

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2016, the aggregate value of Rule 144A securities was $1,120,442, which represents 1.62% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”

@	Illiquid security. At Sept. 30, 2016, the aggregate value of illiquid securities was $605,299, which represents 0.88% of the Fund’s net assets. See Note 5 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡	Non-income-producing security. Security is currently in default.

Summary of abbreviations:

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Delaware Investments® Closed-End Municipal Bond Funds

September 30, 2016 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Assets:
Investments, at value[1]	$105,510,745	$246,942,700	$97,326,848
Short-term investments, at value[2]	100,000	2,650,000	650,000
Interest income receivable	1,454,760	3,162,344	1,311,754
Receivables for securities sold	—	30,330	—
Prepaid rating agency fee	1,750	1,000	5,417
Offering cost for preferred shareholders	142,638	176,853	155,010

Total assets	107,209,893	252,963,227	99,449,029

Liabilities:
Cash overdraft	257,939	614,009	268,270
Liquidation value of preferred stock	30,000,000	75,000,000	30,000,000
Payable for securities purchased	—	2,601,705	—
Investment management fees payable	35,231	82,204	32,656
Other accrued expenses	22,292	55,462	21,631
Directors’/Trustees’ fees and expenses payable	196	445	176
Audit fees payable	20,970	20,970	20,250
Legal fees payable to affiliates	1,181	2,601	810
Accounting and administration expenses payable to affiliates	413	964	383
Reports and statements to shareholders payable to affiliates	29	67	27

Total liabilities	30,338,251	78,378,427	30,344,203

Total Net Assets Applicable to Common Shareholders	$76,871,642	$174,584,800	$69,104,826

Net Assets Applicable to Common Shareholders Consist of:
Paid-in capital ($0.001 par value)[3,4]	$66,918,121	$157,931,075	$60,617,476
Undistributed net investment income	781,811	769,310	108,610
Accumulated net realized loss on investments	(659,511)	(1,086,197)	(1,231,781)
Net unrealized appreciation of investments	9,831,221	16,970,612	9,610,521

Total Net Assets Applicable to Common Shareholders	$76,871,642	$174,584,800	$69,104,826

Net Asset Value per Common Share	$15.89	$15.17	$15.26

[1]Investments, at cost	95,679,524	229,972,088	87,716,327
[2]Short-term investments, at cost	100,000	2,650,000	650,000
[3]Common shares outstanding	4,837,100	11,504,975	4,528,443
[4]Common shares authorized	200 million	200 million	unlimited

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Investments® Closed-End Municipal Bond Funds

Six months ended September 30, 2016 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Investment Income:
Interest	$2,241,247	$4,556,805	$2,073,142

Expenses:
Management fees	214,990	502,202	199,163
Interest expense	253,701	634,253	253,669
Rating agency fees	27,462	23,839	23,462
Audit and tax fees	24,082	27,227	20,250
Accounting and administration expenses	17,364	39,865	20,151
Legal fees	15,324	25,032	4,471
Dividend disbursing and transfer agent fees and expenses	12,833	34,668	14,910
Reports and statements to shareholders	10,828	26,416	10,752
Offering costs	9,018	12,119	10,455
Stock exchange fees	2,385	5,477	2,138
Directors’/Trustees’ fees and expenses	1,755	3,993	1,566
Custodian fees	1,714	4,034	1,755
Registration fees	398	488	398
Other	6,203	11,596	10,062

Total operating expenses	598,057	1,351,209	573,202

Net Investment Income	1,643,190	3,205,596	1,499,940

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	484,641	284,334	154,470
Net change in unrealized appreciation (depreciation) of investments	713,976	1,542,535	1,050,119

Net Realized and Unrealized Gain	1,198,617	1,826,869	1,204,589

Net Increase in Net Assets Resulting from Operations	$2,841,807	$5,032,465	$2,704,529

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Closed-End Municipal Bond Funds

	Delaware Investments Colorado Municipal Income Fund, Inc.
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Increase in Net Assets from Operations:
Net investment income	$1,643,190	$3,408,420
Net realized gain	484,641	351,677
Net change in unrealized appreciation (depreciation)	713,976	243,591

Net increase in net assets resulting from operations	2,841,807	4,003,688

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,741,356)	(3,458,527)

	(1,741,356)	(3,458,527)

Net Increase in Net Assets Applicable to Common Shareholders	1,100,451	545,161

Net Assets Applicable to Common Shareholders:
Beginning of period	75,771,191	75,226,030

End of period	$76,871,642	$75,771,191

Undistributed net investment income	$781,811	$879,977

	Delaware Investments Minnesota Municipal Income Fund II, Inc.
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Increase in Net Assets from Operations:
Net investment income	$3,205,596	$7,241,038
Net realized gain	284,334	350,327
Net change in unrealized appreciation (depreciation)	1,542,535	495,650

Net increase in net assets resulting from operations	5,032,465	8,087,015

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,566,542)	(7,248,134)

	(3,566,542)	(7,248,134)

Net Increase in Net Assets Applicable to Common Shareholders	1,465,923	838,881

Net Assets Applicable to Common Shareholders:
Beginning of period	173,118,877	172,279,996

End of period	$174,584,800	$173,118,877

Undistributed net investment income	$769,310	$1,130,256

Statements of changes in net assets

Delaware Investments® Closed-End Municipal Bond Funds

	Delaware Investments National Municipal Income Fund
	Six months ended 9/30/16 (Unaudited)	Year ended 3/31/16
Increase in Net Assets from Operations:
Net investment income	$1,499,940	$3,150,504
Net realized gain	154,470	398,496
Net change in unrealized appreciation (depreciation)	1,050,119	96,636

Net increase in net assets resulting from operations	2,704,529	3,645,636

Dividends and Distributions to Common Shareholders from:
Net investment income	(1,607,597)	(3,441,617)

	(1,607,597)	(3,441,617)

Net Increase in Net Assets Applicable to Common Shareholders	1,096,932	204,019

Net Assets Applicable to Common Shareholders:
Beginning of period	68,007,894	67,803,875

End of period	$69,104,826	$68,007,894

Undistributed net investment income	$108,610	$216,267

See accompanying notes, which are an integral part of the financial statements.

Statements of cash flows

Delaware Investments® Closed-End Municipal Bond Funds

Six months ended September 30, 2016 (Unaudited)

	Delaware Investments Colorado Municipal Income Fund, Inc.	Delaware Investments Minnesota Municipal Income Fund II, Inc.	Delaware Investments National Municipal Income Fund
Net Cash Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$2,841,807	$5,032,465	$2,704,529

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments	178,432	1,065,516	245,503
Purchase of investment securities	(4,183,506)	(16,537,149)	(8,971,038)
Proceeds from disposition of investment securities	5,023,491	15,054,343	8,269,077
Purchase of short-term investment securities, net	(100,000)	(2,650,000)	350,000
Net realized gain on investments	(484,641)	(284,334)	(154,470)
Net change in net unrealized appreciation (depreciation) of investments	(713,976)	(1,542,535)	(1,050,119)
Increase in receivable for securities sold	—	(15,165)	—
Decrease in interest receivable	17,129	146,835	18,970
Decrease in other accrued expenses receivable	2,818	—	—
Decrease in offering costs for preferred shareholders	(6,826)	(2,767)	(5,597)
Increase (decrease) in payable for securities purchased	(1,113,180)	2,601,705	(179,133)
Decrease in investment management fees payable	(403)	(1,498)	(367)
Decrease in Trustees’ fees and expenses payable	(528)	(1,214)	(472)
Decrease in audit fees payable	(19,530)	(19,530)	(20,250)
Decrease in other affiliates payable	(1,051)	(710)	(1,333)
Increase in other accrued expenses	20,542	22,164	5,328

Total adjustments	(1,381,229)	(2,164,339)	(1,493,901)

Net cash provided by operating activities	1,460,578	2,868,126	1,210,628

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid to common shareholders	(1,741,356)	(3,566,542)	(1,607,597)

Net cash used for financing activities	(1,741,356)	(3,566,542)	(1,607,597)

Net increase (decrease) in cash	(280,778)	(698,416)	(396,969)
Cash at beginning of period	22,839	84,407	128,699

Cash at end of period	$(257,939)	$(614,009)	$(268,270)

Cash paid for interest on leverage	$253,701	$634,253	$253,669

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Colorado Municipal Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/16[1]	Year ended
	(Unaudited)	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12

Net asset value, beginning of period	$15.660	$15.550	$14.430	$15.370	$15.010	$13.370

Income (loss) from investment operations:
Net investment income[2]	0.340	0.705	0.706	0.700	0.733	0.638
Net realized and unrealized gain (loss)	0.250	0.120	1.104	(0.935)	0.416	1.582

Total from investment operations	0.590	0.825	1.810	(0.235)	1.149	2.220

Less dividends and distributions to common shareholders from:
Net investment income	(0.360)	(0.715)	(0.690)	(0.690)	(0.690)	(0.580)
Net realized gain	—	—	—	(0.015)	(0.099)	—

Total dividends and distributions	(0.360)	(0.715)	(0.690)	(0.705)	(0.789)	(0.580)

Net asset value, end of period	$15.890	$15.660	$15.550	$14.430	$15.370	$15.010

Market value, end of period	$15.300	$15.070	$14.350	$13.330	$14.840	$14.600

Total investment return based on:[3]
Market value	3.89%	10.38%	13.01%	(5.25% )	6.92%	22.41%
Net asset value	3.84%	5.85%	13.12%	(0.97% )	7.71%	17.19%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$76,872	$75,771	$75,226	$69,781	$74,349	$72,613
Ratio of expenses to average net assets applicable to common shareholders[4]	1.55%	1.52%	1.43%	1.49%	1.44%	0.95%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.24%	4.59%	4.65%	4.90%	4.72%	4.46%
Portfolio turnover	5%	13%	14%	26%	8%	64%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Net asset coverage per share of preferred shares, end of period[6]	$356,239	$352,571	$350,753	$332,602	$347,829	$342,045
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.052, $0.079, $0.077, $0.078, $0.079, and $0.031 per share for the six months ended Sept. 30, 2016 and the years ended March 31, 2016, 2015, 2014, 2013, and 2012, respectively, and from realized capital gains of $0.002, $0.006, and $0.000 per share for the years ended March 31, 2014, 2013, and 2012, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2016 and the years ended March 31, 2016, 2015, 2014, 2013, and 2012 were 0.89%, 1.01%, 0.92%, 0.94%, 0.89%, and 0.73%, respectively.

[5]

The ratio of net investment income excluding interest expense for the six months ended Sept. 30, 2016 and the years ended March 31, 2016, 2015, 2014, 2013 and 2012 were 4.90%, 5.11%, 5.16%, 5.45%, 5.27%, and 4.68%, respectively.

[6]

In November 2011, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares). The Series 2016 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which are the same amount and value as the Fund’s Series 2016 Shares.

See accompanying notes, which are an integral part of the financial statements.

Delaware Investments® Minnesota Municipal Income Fund II, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/16[1]	Year ended
	(Unaudited)	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12

Net asset value, beginning of period	$15.050	$14.970	$14.310	$15.270	$14.940	$13.700

Income (loss) from investment operations:
Net investment income[2]	0.279	0.629	0.641	0.648	0.715	0.640
Net realized and unrealized gain (loss)	0.151	0.081	0.689	(0.802)	0.345	1.180

Total from investment operations	0.430	0.710	1.330	(0.154)	1.060	1.820

Less dividends and distributions to common shareholders from:
Net investment income	(0.310)	(0.630)	(0.670)	(0.690)	(0.690)	(0.580)
Net realized gain	—	—	—	(0.116)	(0.040)	—

Total dividends and distributions	(0.310)	(0.630)	(0.670)	(0.806)	(0.730)	(0.580)

Net asset value, end of period	$15.170	$15.050	$14.970	$14.310	$15.270	$14.940

Market value, end of period	$14.980	$14.700	$13.850	$13.340	$15.630	$14.230

Total investment return based on:[3]
Market value	4.02%	11.17%	8.97%	(9.26% )	15.18%	17.95%
Net asset value	2.89%	5.30%	9.80%	(0.36% )	7.18%	13.90%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$174,585	$173,119	$172,280	$164,599	$175,629	$171,835
Ratio of expenses to average net assets applicable to common shareholders[4]	1.54%	1.46%	1.40%	1.51%	1.40%	0.93%
Ratio of net investment income to average net assets applicable to common shareholders[5]	3.64%	4.24%	4.33%	4.54%	4.65%	4.44%
Portfolio turnover	9%	16%	10%	17%	24%	44%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$75,000	$75,000	$75,000	$75,000	$75,000	$75,000
Net asset coverage per share of preferred shares, end of period[6]	$332,780	$330,825	$329,707	$319,465	$334,172	$329,113
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.055, $0.083, $0.081, $0.076, $0.084, and $0.033 per share for the six months ended Sept. 30, 2016 and the years ended March 31, 2016, 2015, 2014, 2013, and 2012, respectively, and from realized capital gains of $0.014, $0.005, and $0.000 per share for the years ended March 31, 2014, 2013, and 2012, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2016 and the years ended March 31, 2016, 2015, 2014, 2013, and 2012 were 0.82%, 0.90%, 0.85%, 0.88%, 0.82%, and 0.70%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2016 and the years ended March 31, 2016, 2015, 2014, 2013, and 2012 were 4.36%, 4.80%, 4.88%, 5.17%, 5.23%, and 4.67%, respectively.

[6]

In November 2011, the Fund issued a series of 750 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2016 Shares). The Series 2016 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which are the same amount and value as the Fund’s Series 2016 Shares.

See accompanying notes, which are an integral part of the financial statements.

(continues)	31

Financial highlights

Delaware Investments® National Municipal Income Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 9/30/16[1]	Year ended
	(Unaudited)	3/31/16	3/31/15	3/31/14	3/31/13	3/31/12

Net asset value, beginning of period	$15.020	$14.970	$13.810	$14.990	$14.020	$12.620

Income (loss) from investment operations:
Net investment income[2]	0.331	0.696	0.711	0.710	0.722	0.531
Net realized and unrealized gain (loss)	0.264	0.114	1.219	(1.180)	0.858	1.409

Total from investment operations	0.595	0.810	1.930	(0.470)	1.580	1.940

Less dividends and distributions to common shareholders from:
Net investment income	(0.355)	(0.760)	(0.770)	(0.710)	(0.610)	(0.540)

Total dividends and distributions	(0.355)	(0.760)	(0.770)	(0.710)	(0.610)	(0.540)

Net asset value, end of period	$15.260	$15.020	$14.970	$13.810	$14.990	$14.020

Market value, end of period	$14.070	$13.800	$13.140	$12.350	$14.480	$13.240

Total investment return based on:[3]
Market value	4.51%	11.32%	12.87%	(9.65% )	14.12%	13.19%
Net asset value	4.14%	6.35%	14.99%	(2.41% )	11.56%	15.87%

Ratios and supplemental data:
Net assets applicable to common shares, end of period (000 omitted)	$69,105	$68,008	$67,804	$62,526	$67,876	$63,487
Ratio of expenses to average net assets applicable to common shareholders[4]	1.65%	1.70%	1.60%	1.58%	1.56%	1.02%
Ratio of net investment income to average net assets applicable to common shareholders[5]	4.32%	4.72%	4.86%	5.17%	4.86%	3.96%
Portfolio turnover	12%	25%	38%	40%	42%	101%

Leverage analysis:
Value of preferred shares outstanding (000 omitted)[6]	$30,000	$30,000	$30,000	$30,000	$30,000	$30,000
Net asset coverage per share of preferred shares, end of period[6]	$330,349	$326,693	$326,013	$308,420	$326,254	$311,625
Liquidation value per share of preferred shares[6]	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]

Net investment income is reduced by dividends paid to preferred shareholders from net investment income of $0.056, $0.084, $0.083, $0.085, $0.090, and $0.004 per share for the six months ended Sept. 30, 2016 and the years ended March 31, 2016, 2015, 2014, 2013, and 2012, respectively.

[3]

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

[4]

The ratio of expenses to average net assets applicable to common shareholders excluding interest expense for the six months ended Sept. 30, 2016 and the years ended March 31, 2016, 2015, 2014, 2013, and 2012 were 0.92%, 1.13%, 1.03%, 0.96%, 0.96%, and 0.99%, respectively.

[5]

The ratio of net investment income excluding interest expense to average net assets for the six months ended Sept. 30, 2016 and years ended March 31, 2016, 2015, 2014, 2013, and 2012 were 5.05%, 5.29%, 5.44%, 5.79%, 5.46%, and 3.99%, respectively.

[6]

In March 2012, the Fund issued a series of 300 variable rate preferred shares, with a liquidation preference of $100,000 per share (Series 2017 Shares). The Series 2017 Shares were redeemed on Feb. 2, 2016 and replaced with Series 2021 Shares, which are the same amount and value as the Fund’s Series 2017 Shares.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

September 30, 2016 (Unaudited)

Delaware Investments Colorado Municipal Income Fund, Inc. (Colorado Municipal Fund) and Delaware Investments Minnesota Municipal Income Fund II, Inc. (Minnesota Municipal Fund II) are organized as Minnesota corporations and Delaware Investments National Municipal Income Fund (National Municipal Fund) is organized as a Massachusetts business trust (each referred to as a Fund and collectively as the Funds). Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund are considered diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. The Funds’ shares trade on the New York Stock Exchange MKT, the successor to the American Stock Exchange.

The investment objective of each of the Colorado Municipal Fund and Minnesota Municipal Fund II is to provide current income exempt from federal income tax and from state personal income tax, if any, consistent with the preservation of capital. The investment objective of the National Municipal Fund is to provide current income exempt from federal income tax, consistent with the preservation of capital. Each of Colorado Municipal Fund and Minnesota Municipal Fund II seeks to achieve its investment objective by investing substantially all of its net assets in investment grade, tax-exempt municipal obligations of its respective state at the time of investment. The National Municipal Fund seeks to achieve its investment objective by investing at least 80% of its net assets in securities the income from which is exempt from federal income tax.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Directors/Trustees (each a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (March 31, 2013–March 31, 2016), and has concluded that no provision for federal income tax is required in any Fund’s financial statements.

Cash and Cash Equivalents  —  Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

(continues)	33

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

1. Significant Accounting Policies (continued)

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2016.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.40% which is calculated based on each Fund’s adjusted average daily net assets.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Sept. 30, 2016, each Fund was charged for these services as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

$2,532	$5,914	$2,345

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Sept. 30, 2016, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

$9,283	$20,582	$6,605

Directors’/Trustees’ fees include expenses accrued by each Fund for each Director’s/Trustee’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors/Trustees of the Trust. These officers and Directors/Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Sept. 30, 2016, were executed by the Funds pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Sept. 30, 2016, the Funds engaged in securities purchases and securities sales, which did not result in any net realized gains (losses) as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

Purchases	$1,000,139	$3,850,355	$1,750,148
Sales	1,100,183	4,150,791	1,800,441
Net realized gain	—	—	—

3. Investments

For the six months ended Sept. 30, 2016, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund

Purchases	$4,183,506	$16,537,149	$8,971,038
Sales	5,023,491	15,054,343	8,269,077

At Sept. 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2016, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
Cost of investments	$65,769,876	$232,651,151	$88,349,413

Aggregate unrealized appreciation of investments	$9,849,472	$17,165,315	$9,805,670
Aggregate unrealized depreciation of investments	(8,603)	(223,766)	(178,235)

Net unrealized appreciation of investments	$9,840,869	$16,941,549	$9,627,435

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2016, if not utilized in future years, will expire as follows:

Year of Expiration	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
2018	$—	$—	$407,888

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses that will be carried forward under the Act are as follows:

	Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
Loss carryforward character:
Short-term	$990,319	$798,305	$975,123
Long-term	163,249	618,200	—

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

(continues)	35

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

3. Investments (continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2016:

Colorado Municipal Fund
Securities	Level 2
Municipal Bonds	$105,510,745
Short-Term Investments	100,000

Total Value of Securities	$105,610,745

Minnesota
Municipal Fund II
Securities	Level 2
Municipal Bonds	$246,942,700
Short-Term Investments	2,650,000

Total Value of Securities	$249,592,700

National Municipal Fund
Securities	Level 2
Municipal Bonds	$97,326,848
Short-Term Investments	650,000

Total Value of Securities	$97,976,848

During the six months ended Sept. 30, 2016, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

4. Capital Stock

Pursuant to their articles of incorporation, Colorado Municipal Fund and Minnesota Municipal Fund II each have 200 million shares of $0.01 par value common shares authorized. National Municipal Fund has been authorized to issue an unlimited amount of $0.01 par value common shares. Shares issuable under each Fund’s dividend reinvestment plan are purchased by each Fund’s transfer agent, Computershare, Inc., in the open market.

On Jan. 22, 2016, Colorado Municipal Fund, Minnesota Municipal Fund II, and National Municipal Fund successfully issued $30,000,000, $75,000,000 and $30,000,000, respectively, of Variable Rate MuniFund Term Preferred (“VMTP”) Shares with a $100,000 liquidation value per share in a privately negotiated offering. The net proceeds from each offering were used to redeem the Series 2016 (in the case of Colorado Municipal Fund and Minnesota Municipal Fund II) and Series 2017 (in the case of National Municipal Fund) VMTP Shares previously outstanding. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933. Each Fund’s Series 2016 and Series 2017 VMTP Shares were the same amount and value as the respective Fund’s Series 2021 VMTP Shares.

Each of the Funds is obligated to redeem their VMTP Shares on Feb. 1, 2021, unless earlier redeemed or repurchased by a Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. VMTP Shares are redeemable at par. A Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares are set weekly, subject to adjustments in certain circumstances.

The weighted average dividend rates for the six months ended Sept. 30, 2016 were as follows:

Colorado Municipal Fund	Minnesota Municipal Fund II	National Municipal Fund
0.8%	0.8%	0.8%

The Funds use leverage because their managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt a Fund’s overall performance.

Leverage may also cause the Funds to incur certain costs. In the event that a Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service (Moody’s), funding dividend payments, or funding redemptions), that Fund will pay additional fees with respect to the leverage.

For financial reporting purposes, the VMTP Shares are considered debt of the issuer; therefore, the liquidation value which approximates fair value of the VMTP Shares is recorded as a liability in the statements of assets and liabilities. Dividends accrued and paid on the VMTP Shares are included as a component of interest expense in the statements of operations. The VMTP Shares are treated as equity for legal and tax purposes. Dividends paid to holders of the VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

Offering costs for VMTP Shares are recorded as a deferred charge and amortized over the 5-year life of the VMTP Shares. These are presented as “Offering cost for preferred shareholders” on the “Statements of assets and liabilities” and “Offering costs” on the “Statements of operations.”

5. Geographic, Credit, and Market Risk

The Funds concentrate their investments in securities issued by municipalities. Because each of the Colorado Municipal Fund and the Minnesota Municipal Fund II invests substantially all of its net assets in municipal obligations of its respective state at the time of investment, events in that state may have a significant impact on the performance and investments of the Colorado Municipal Fund and the Minnesota Municipal Fund II. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to the state’s municipal issuers, the effects of natural or human-made disasters, or other economic, legislative, or political or social issues. Any downgrade to the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by the states or U.S. territories. The National Municipal Fund will be subject to these risks as well but to a lesser extent because it invests at least 80% of its net assets in securities, the income from which is exempt from federal income tax and is not limited to investing substantially all of its assets in municipal obligations of a single state. From time to time and consistent with its investment policies, the National Municipal Fund may invest a considerable portion of its assets in certain municipalities. As

(continues)	37

Notes to financial statements

Delaware Investments® Closed-End Municipal Bond Funds

5. Geographic, Credit, and Market Risk (continued)

of Sept. 30, 2016, the National Municipal Fund has invested 19.17%, 18.73%, 14.29%, 11.63%, and 10.63% (each as a percentage of net assets) in securities issued by the State of New York, the State of California, the Commonwealth of Pennsylvania, the State of Texas, and the State of Arizona, respectively. These investments could make the National Municipal Fund more sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund may invest a percentage of assets in obligations of governments of U.S. territories, commonwealths, and possessions such as Puerto Rico, the U.S. Virgin Islands, or Guam. To the extent a Fund invests in such obligations, that Fund may be adversely affected by local political and economic conditions and developments within these U.S. territories, commonwealths, and possessions.

From time to time, a fund may invest in industrial development bonds (IDBs) or pollution control revenue (PCR) bonds that are issued by a conduit authority on behalf of a corporation that is either foreign owned or has international affiliates or operations. While the bonds may be issued to finance a facility located in the United States, the bonds may be secured by a payment obligation or guaranty of the corporation. To the extent the Fund invests in such securities, that Fund may be exposed to risks associated with international investments. The risk of international investments not ordinarily associated with U.S. investments includes fluctuation in currency values, differences in accounting principles, and/or economic or political instability in other nations.

Many municipalities insure repayment for their obligations. Although bond insurance may reduce the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Sept. 30, 2016, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Investments Colorado Municipal Income Fund	Delaware Investments National Municipal Income Fund	Delaware Investments Minnesota Municipal Income Fund II
Assured Guaranty Corporation	1.57%	2.42%	—
Assured Guaranty Municipal Corporation	7.09%	1.29%	—
AMBAC Assurance Corporation	2.69%	—	0.75%
Syncora Guarantee	5.99%	—	—
Total	17.34%	3.71%	0.75%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

To the extent that the Funds invest in securities with longer duration, they may be more sensitive to fluctuation of interest rates.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by each Fund have been identified on the “Schedules of investments.”

When monitoring compliance with the Funds’ illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of each Fund will be considered.

6. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2016 that would require recognition or disclosure in the Funds’ financial statements.

(continues)	39

Other Fund information

(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Proxy Results

At the annual meeting on Aug. 17, 2016, the shareholders of the Funds voted to elect a Board of Directors. A quorum was present and the votes passed with a majority of those shares. All shareholders of each Fund vote together with respect to the election of each Director with one exception. The holders of preferred shares of the Funds that have issued one or more classes of preferred shares have the exclusive right to separately elect two Directors, Ms. Landreth and Ms. Yeomans.

The results of the voting at the meeting were as follows:

Delaware Investments Colorado Municipal Income Fund, Inc.

	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Thomas L. Bennett	4,270,994	99,867	300	0
Ann D. Borowiec	4,241,933	128,928	300	0
Joseph W. Chow	4,244,658	126,203	300	0
John A. Fry	4,244,962	125,899	300	0
Shawn K. Lytle	4,190,514	180,347	300	0
Frances A. Sevilla-Sacasa	4,264,058	106,803	300	0
Thomas K. Whitford	4,270,994	99,867	300	0
Lucinda S. Landreth			300	0
Janet L. Yeomans			300	0

Delaware Investments Minnesota Municipal Income Fund II, Inc.

	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Thomas L. Bennett	9,671,704	179,290	750	0
Ann D. Borowiec	9,698,474	152,520	750	0
Joseph W. Chow	9,677,276	173,718	750	0
John A. Fry	9,676,747	174,247	750	0
Shawn K. Lytle	9,678,607	172,387	750	0
Frances A. Sevilla-Sacasa	9,697,022	153,972	750	0
Thomas K. Whitford	9,677,814	173,180	750	0
Lucinda S. Landreth			750	0
Janet L. Yeomans			750	0

Delaware Investments National Municipal Income Fund

	Common shareholders		Preferred shareholders
	Shares voted for	Shares voted withheld authority	Shares voted for	Shares voted withheld authority
Thomas L. Bennett	4,068,226	119,124	300	0
Ann D. Borowiec	4,079,194	108,156	300	0
Joseph W. Chow	4,077,295	110,055	300	0
John A. Fry	4,068,226	119,124	300	0
Shawn K. Lytle	4,020,394	166,956	300	0
Frances A. Sevilla-Sacasa	4,078,019	109,331	300	0
Thomas K. Whitford	4,077,295	110,055	300	0
Lucinda S. Landreth			300	0
Janet L. Yeomans			300	0

Fund management

Joseph R. Baxter

Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager

Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999 as head municipal bond trader, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel

Senior Vice President, Senior Portfolio Manager

Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

Denise A. Franchetti, CFA

Vice President, Portfolio Manager, Senior Municipal Research Analyst

Denise A. Franchetti is a senior municipal research analyst for the municipal bond department. Currently, she is responsible for following the airport, education, hotel, cogeneration, and cargo sectors for the group. In 2003, she was also named as portfolio manager on the tax-exempt closed-end funds in addition to her research duties. Prior to joining Delaware Investments in 1997 as a municipal bond analyst, she was a fixed income trader at Provident Mutual Life Insurance and an investment analyst at General Accident Insurance. Franchetti received her bachelor’s degree and an MBA from La Salle University. She is a member of the Financial Analysts of Philadelphia.

Gregory A. Gizzi

Senior Vice President, Senior Portfolio Manager

Gregory A. Gizzi is a member of the firm’s municipal fixed income portfolio management team. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in January 2008 as head of municipal bond trading, he spent six years as a vice president at Lehman Brothers for the firm’s tax-exempt institutional sales effort. Prior to that, he spent two years trading corporate bonds for UBS before joining Lehman Brothers in a sales capacity. Gizzi has more than 20 years of trading experience in the municipal securities industry, beginning at Kidder Peabody in 1984, where he started as a municipal bond trader and worked his way up to institutional block trading desk manager. He later worked in the same capacity at Dillon Read. Gizzi earned his bachelor’s degree in economics from Harvard University.

Board consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund investment manager agreements

At a meeting held on Aug. 17–19, 2016 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2016 and included reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory

(continues)	41

Other Fund information

(Unaudited)

Delaware Investments® Closed-End Municipal Bond Funds

Board consideration of Delaware Investments Colorado Municipal Income Fund, Inc.; Delaware Investments Minnesota Municipal Income Fund II, Inc.; and Delaware Investments National Municipal Income Fund investment manager agreements (continued)

fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC (“Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the highest performance ranked first, and a fund with the lowest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the lowest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2016. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe.

Delaware Investments Colorado Municipal Income Fund, Inc. — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5- and 10-year periods was in the third quartile and fourth quartile, respectively, of its Performance Universe. The Fund’s performance results were mixed but tended toward median, which was acceptable.

Delaware Investments Minnesota Municipal Income Fund II, Inc. — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end “other states” municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 5-, and 10-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the third quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Delaware Investments National Municipal Income Fund — The Performance Universe for the Fund consisted of the Fund and all leveraged closed-end general and insured municipal debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in fourth quartile of its Performance Universe. The Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar closed-end funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group.

Delaware Investments Colorado Municipal Income Fund, Inc. — The expense comparisons for the Fund showed that its actual management fee and total expenses were both the lowest of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments Minnesota Municipal Income Fund II, Inc. — The expense comparisons for the Fund showed that its actual management fee and total expenses were both the lowest of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group.

Delaware Investments National Municipal Income Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered the limited number of funds in the Expense Group. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits, if any, realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the profitability of DMC.

Economies of scale. As closed-end funds, the Funds do not issue shares on a continuous basis. Fund assets, therefore, increase primarily as a result of the increase in value of the underlying securities in the Fund. Accordingly, the Board determined that the Funds were not likely to experience significant economies of scale due to asset growth and, therefore, a fee schedule with breakpoints to pass the benefit of economies of scale on to shareholders was not likely to provide the intended effect.

(continues)	43

About the organization

This semiannual report is for the information of Delaware Investments® Closed-End Municipal Bond Funds shareholders.

Board of directors/trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments Family of Funds

Private Investor

Rosemont, PA

Ann D. Borowiec

Former Chief Executive Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth

Former Chief Investment Officer

Assurant, Inc.

New York, NY

Frances A. Sevilla-Sacasa

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor

Senior Vice President, General

Counsel, and Secretary

Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Philadelphia, PA

Principal office of the Funds

2005 Market Street

Philadelphia, PA 19103-7057

Independent registered public accounting firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

For securities dealers and financial institutions representatives

800 362-7500

Website

delawareinvestments.com/closed-end

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Number of recordholders as of Sept. 30, 2016

Colorado Municipal Income Fund	70
Minnesota Municipal Income Fund II	343
National Municipal Income Fund	69

Your reinvestment options

Each of the Funds offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor. If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawareinvestments.com/closed-end. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PwC has informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being considered independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm. PwC has informed the Trust that PwC has relationships with lenders who hold or own more than ten percent of the shares of certain funds within the Delaware Investments® Family of Funds. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the complex. The SEC has granted no-action relief to another fund complex in circumstances that appear to be substantially similar to the Trust’s (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016)). In addition, PwC has advised the Trust’s Audit Committee that PwC believes that under the facts and circumstances surrounding PwC’s lending relationships, its ability to exercise objective and impartial judgment in connection with its audit engagement with the Trust has not been impaired and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. If in the future, however, the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Trust will need to take other action in order for the Trust’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Finally, the SEC has indicated that its no-action relief will expire 18 months from its issuance, after which PwC and the Delaware Investments Family of Funds will no longer be able rely on the letter unless its term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS® COLORADO MUNICIPAL INCOME FUND, INC.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 5, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 5, 2016